UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12-31-98

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Fred A. Fern
Title:	President
Phone:	323-937-7110

Signature, Place and Date of Signing:

	Fred A. Fern				Los Angeles, CA			9-30-99
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		52

Form 13F Information Table Value Total:		128,524,000


List of Other Included Managers:

NONE
<Page


NAME OF ISSUER			TITLE OF	CUSIP			VALUE		SHARES	INV.		OTHER		AUTH
					CLASS					X1000				DISC		MGR
99 CENTS ONLY STORES COM       COM              65440K106     1148 23375.000SH       SOLE                23375.000
ABBOTT LABS COM                COM              002824100     1848 37710.000SH       SOLE                37710.000
AMAZON COM INC COM             COM              023135106     2233 6950.000 SH       SOLE                 6950.000
AMERICA ONLINE INC DEL COM     COM              02364J104     2812 18125.000SH       SOLE                18125.000
AMERICAN EXPRESS CO COM        COM              025816109     2263 22078.000SH       SOLE                22078.000
AMGEN INC COM                  COM              031162100      773 7388.000 SH       SOLE                 7388.000
BELL & HOWELL CO NEW COM       COM              077852101     1065 28175.000SH       SOLE                28175.000
BINDLEY WESTN INDS INC COM     COM              090324104      516 10475.000SH       SOLE                10475.000
BRINKER INTL CORP              COM              109641100     3438 119050.000SH      SOLE               119050.000
CASEYS GEN STORES COM          COM              147528103     2157 165500.000SH      SOLE               165500.000
CELESTICA INC SUB VTG SHS      COM              15101Q108     2835 114850.000SH      SOLE               114850.000
CISCO SYS INC COM              COM              17275R102     5777 62245.000SH       SOLE                62245.000
COSTCO WHSL CORP NEW           COM              221607104     2450 33938.000SH       SOLE                33938.000
EXCEL SWITCHING                COM              30067V108      723 19025.000SH       SOLE                19025.000
EXPRESS SCRIPTS INC CL A       COM              302182100     2215 33000.000SH       SOLE                33000.000
FDX CORP COM                   COM              31304N107     1463 16400.000SH       SOLE                16400.000
GAP INC DEL COM                COM              364760108     3813 67934.000SH       SOLE                67934.000
GENERAL ELEC CO COM            COM              369604103     3705 36327.642SH       SOLE                36327.642
GILLETTE CO COM                COM              375766102      797 16661.000SH       SOLE                16661.000
GLOBAL IMAGING SYSTEMS COM     COM              37934A100     1281 52825.000SH       SOLE                52825.000
HOME DEPOT INC COM             COM              437076102     5955 97325.000SH       SOLE                97325.000

IMS HEALTH INC COM             COM              449934108     4685 62100.000SH       SOLE                62100.000
INTEL CORP COM                 COM              458140100     4657 39280.000SH       SOLE                39280.000
JOHNSON & JOHNSON COM          COM              478160104     2511 29941.000SH       SOLE                29941.000
KOHLS CORP COM                 COM              500255104     1400 22780.000SH       SOLE                22780.000
LASON INC COM                  COM              51808R107     1825 31362.000SH       SOLE                31362.000
LINENS N THINGS INC COM        COM              535679104      609 15375.000SH       SOLE                15375.000
LOWES COS INC COM              COM              548661107     2581 50425.000SH       SOLE                50425.000
LUCENT TECHNOLOGIES COM        COM              549463107     3312 30130.000SH       SOLE                30130.000
MAYTAG CORP COM                COM              578592107     4533 72825.000SH       SOLE                72825.000
MCGRAW HILL COS INC COM        COM              580645109     1491 14640.000SH       SOLE                14640.000
MCI WORLDCOM INC COM           COM              55268B106     5446 75906.000SH       SOLE                75906.000
MEDTRONIC INC COM              COM              585055106     3866 52046.000SH       SOLE                52046.000
MERCK & CO INC COM             COM              589331107     3376 22891.000SH       SOLE                22891.000
METTLER TOLEDO INTL COM        COM              592688105     2286 81450.000SH       SOLE                81450.000
MICROSOFT CORP COM             COM              594918104     8243 59436.000SH       SOLE                59436.000
MONACO COACH CORP COM          COM              60886R103      549 20700.000SH       SOLE                20700.000
NOKIA CORP                     COM              654490220     5512 45765.000SH       SOLE                45765.000
PFIZER INC COM                 COM              717081103     4788 38300.522SH       SOLE                38300.522
PRIORITY HEALTHCARE CL B       COM              74264T102     1074 20708.317SH       SOLE                20708.317
PROVIDIAN FINL CORP COM        COM              74406A102     3786 50475.500SH       SOLE                50475.500
QUANTA SVCS INC COM            COM              74762E102     1485 67300.000SH       SOLE                67300.000
SCHWAB CHARLES CP NEW COM      COM              808513105      657 11698.000SH       SOLE                11698.000
SEI INVESTMENTS CO COM         COM              784117103     3227 32475.000SH       SOLE                32475.000
SOLIGEN TECHNOLOGIES           COM              83423G950        4 10000.000SH       SOLE                10000.000
SONIC AUTOMOTIVE INC CL A      COM              83545G102     1639 47500.000SH       SOLE                47500.000
SUNRISE TECH INTL INC COM      COM              86769L103       89 15000.000SH       SOLE                15000.000

TELEGLOBE INC COM              COM              87941V100     2847 79075.000SH       SOLE                79075.000
TEXAS REGL BANCHSHARES CL A VT COM              882673106      322 12867.000SH       SOLE                12867.000
TEXTRON INC COM                COM              883203101      519 6837.000 SH       SOLE                 6837.000
VERISIGN INC COM               COM              92343E102      931 15750.000SH       SOLE                15750.000
WARNER LAMBERT CO COM          COM              934488107     1006 13375.000SH       SOLE                13375.000